Leases	11 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	Leases
The Group has two operating leases relating to its U.K.-leased properties in Oxford and Cambridge that are within the scope of ASC 842. A summary of these leases is as follows:
•In February 2017, the Group entered into a 10-year lease agreement for its office premises in Oxford, U.K. The lease contains a break clause with the option to terminate the lease on the fifth anniversary of the agreement. The Group does not factor in the period covered by the break clause when accounting for this lease.
•In December 2017, the Group entered into a 4-year lease agreement for its office and lab premises in Cambridge, U.K. The lease contains a break clause with the option to terminate the lease on the second anniversary of the agreement. The Group factors in the period covered by the break clause when accounting for this lease, as the break clause notice period has now passed and was not exercised by the Group.
The adoption of ASC 842 resulted in the recognition of lease liabilities and right-of-use assets. The carrying value of the right-of-use assets as at December 31, 2019, is $1.0 million (January 31, 2019: $1.4 million; January 31, 2018: $2.0 million). Future minimum lease payments under non-cancellable operating leases as of December 31, 2019 were as follow:

(in thousands)
2020	$471
2021	388
2022	73
Total minimum lease payments	932
Less: imputed interest	(39)
Present value of lease liabilities	$893

Liabilities
Current lease liabilities	$471
Non-current lease liabilities	422
$893
The weighted average remaining lease term is 2.1 years (January 31, 2019: 3 years, January 31, 2018: 4 years). The weighted average discount rate is 3.75% (January 31, 2019: 3.75%, January 31, 2018: 3.75%).

Lease payments consist primarily of fixed payments. The following table contains a summary of the lease costs recognized and other information pertaining to the Group’s leases for the eleven months ended December 31, 2019, and years ended January 31, 2019 and 2018:

	Eleven months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
	(in thousands)
Operating lease cost	$447	$501	$214

Other information
Cash paid for amounts included in the measurement of operating lease liabilities	$435	$369	$182
Right-of-use assets obtained in exchange for new operating leases	$—	$—	$2,212